UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 6/30/15

Item 1. Proxy Voting Records.

Franklin High Income Fund

VERSO CORPORATION Meeting Date: MAY 21, 2015 Record Date: APR 07, 2015 Meeting Type: ANNUAL
Ticker: VRS Security ID: 92531L108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Robert M. Amen	Management	For	For
1.2	Elect Director Thomas Gutierrez	Management	For	For
1.3	Elect Director Eric L. Press	Management	For	For
1.4	Elect Director L.H. Puckett, Jr.	Management	For	For
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin High Income Trust________________________________

By (Signature and Title)* _/s/LAURA F. FERGERSON_____

  Laura F. Fergerson,

  Chief Executive Officer – Finance and

    Administration

Date August 26, 2015

* Print the name and title of each signing officer under his or her signature.